Schedule of Investments (unaudited) May 31, 2022	BlackRock Municipal Income Trust II (BLE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

Alabama — 3.5%
Black Belt Energy Gas District, RB, Series A, 4.00%, 12/01/52(a)	$3,660	$3,746,947
County of Jefferson Alabama Sewer Revenue, Refunding RB
Series A, Senior Lien, (AGM), 5.00%, 10/01/44	540	566,104
Series A, Senior Lien, (AGM), 5.25%, 10/01/48	1,320	1,387,972
Series D, Sub Lien, 7.00%, 10/01/51	4,335	4,769,588
Health Care Authority of the City of Huntsville, RB
Series B1, 4.00%, 06/01/45	855	846,973
Series B1, (AGM), 3.00%, 06/01/50	2,375	1,971,074
Lower Alabama Gas District, RB, Series A, 5.00%, 09/01/46	1,170	1,322,353
Southeast Energy Authority A Cooperative District, RB, Series B, 4.00%, 12/01/51(a)	7,255	7,425,783

		22,036,794

Arizona — 2.7%
Arizona Industrial Development Authority, RB(b)
4.38%, 07/01/39	225	228,591
Series A, 5.00%, 07/01/39	190	192,992
Series A, 5.00%, 07/01/49	210	211,913
Series A, 5.00%, 07/01/54	165	165,989
Arizona Industrial Development Authority, Refunding RB, Series A, 5.38%, 07/01/50(b)	1,185	1,213,535
Glendale Industrial Development Authority, RB
5.00%, 05/15/41	100	103,871
5.00%, 05/15/56	400	410,540
Industrial Development Authority of the City of Phoenix, RB
5.00%, 07/01/59	465	484,667
Series A, 5.00%, 07/01/46(b)	1,825	1,848,727
Industrial Development Authority of the City of Phoenix, Refunding RB, Series A, 5.00%, 07/01/35(b)	275	279,266
Industrial Development Authority of the County of Pima, RB(b)
5.00%, 06/15/47	325	325,242
5.00%, 07/01/49	350	347,052
Maricopa County Industrial Development Authority, Refunding RB
5.00%, 07/01/39(b)	100	102,935
5.00%, 07/01/54(b)	210	212,755
Series A, 4.13%, 09/01/38	820	841,382
Maricopa County Pollution Control Corp., Refunding RB, Series B, 3.60%, 04/01/40	1,250	1,203,506
Salt Verde Financial Corp., RB
5.00%, 12/01/32	5,635	6,254,957
5.00%, 12/01/37	2,000	2,256,012

		16,683,932

Arkansas — 0.5%
Arkansas Development Finance Authority, RB, Series A, AMT, 4.50%, 09/01/49(b)	3,305	3,319,268

California — 11.8%
California Community Choice Financing Authority, RB, Series B-1, 4.00%, 02/01/52(a)	11,505	11,917,017
California County Tobacco Securitization Agency,
Refunding RB, Series A, 5.00%, 06/01/36	350	350,183

Security	Par (000)	Value

California (continued)
California Educational Facilities Authority, RB, Series V-1, 5.00%, 05/01/49	$2,315	$3,016,690
California Health Facilities Financing Authority, Refunding RB
5.00%, 08/01/50	1,000	1,098,459
Series A, 5.00%, 07/01/23(c)	1,765	1,829,108
Series A, 4.00%, 03/01/39	890	896,127
Series A, 4.00%, 04/01/45	1,220	1,196,764
California Housing Finance Agency, RB, M/F Housing
Class A, 3.25%, 08/20/36	2,612	2,435,516
Class A, (FHLMC ), 3.75%, 03/25/35	4,960	5,087,497
California Municipal Finance Authority, ARB, AMT, Senior Lien, 4.00%, 12/31/47	780	693,032
California Municipal Finance Authority, RB, S/F Housing
Series A, 5.25%, 08/15/39	205	209,920
Series A, 5.25%, 08/15/49	510	522,510
California Pollution Control Financing Authority, RB, Series A, AMT, 5.00%, 11/21/45(b)	2,130	2,136,026
California School Finance Authority, Refunding RB, Series A, 5.00%, 07/01/51(b)	1,700	1,753,881
California State Public Works Board, RB
Series F, 5.25%, 09/01/33	2,015	2,091,967
Series I, 5.50%, 11/01/31	3,100	3,243,967
Series I, 5.50%, 11/01/33	1,500	1,571,088
Series I, 5.00%, 11/01/38	1,065	1,102,305
California Statewide Communities Development Authority, Refunding RB(b)
Series A, 5.00%, 06/01/36	990	1,034,809
Series A, 5.00%, 06/01/46	1,220	1,252,424
City of Los Angeles Department of Airports, Refunding ARB
AMT, 4.00%, 05/15/39	435	435,906
AMT, 4.00%, 05/15/40	470	470,730
AMT, 4.00%, 05/15/41	550	557,118
Series A, AMT, 5.00%, 05/15/38	315	349,391
Series A, AMT, 5.00%, 05/15/39	340	376,353
Series A, AMT, 5.00%, 05/15/46	1,270	1,391,929
CMFA Special Finance Agency XII, RB, M/F Housing, Series A, 3.25%, 02/01/57(b)	525	389,327
CSCDA Community Improvement Authority, RB, M/F Housing(b)
4.00%, 10/01/56	245	227,713
Series A, Class 2, 4.00%, 06/01/58	1,500	1,278,347
Senior Lien, 3.13%, 06/01/57	1,670	1,205,889
Series A, Class 2, Senior Lien, 4.00%, 12/01/58	755	619,343
Kern Community College District, GO, Series C, 5.50%, 11/01/23(c)	2,155	2,269,762
Regents of the University of California Medical Center Pooled Revenue, RB, Series P, 4.00%, 05/15/53	3,810	3,908,058
Regents of the University of California Medical Center Pooled Revenue, Refunding RB
Series J, 5.25%, 05/15/23(c)	3,905	4,042,624
Series J, 5.25%, 05/15/38	1,110	1,140,770
Riverside County Public Financing Authority, RB, 5.25%, 11/01/25(c)	2,000	2,218,412
Riverside County Transportation Commission, Refunding RB
2nd Lien, 4.00%, 06/01/47	715	694,435

1

Schedule of Investments (unaudited) (continued) May 31, 2022	BlackRock Municipal Income Trust II (BLE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Riverside County Transportation Commission, Refunding RB (continued)
Senior Lien, 4.00%, 06/01/40	$1,685	$1,702,964
Senior Lien, 3.00%, 06/01/49	490	383,463
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding ARB
Series A, AMT, 5.50%, 05/01/28	720	741,564
Series A, AMT, 5.25%, 05/01/33	560	574,521
San Marcos Unified School District, GO, CAB(d)
Series B, Election 2010, 0.00%, 08/01/33	3,000	2,047,941
Series B, Election 2010, 0.00%, 08/01/43	2,500	1,109,865
State of California, Refunding GO, 3.00%, 12/01/46	550	485,953
Stockton Public Financing Authority, RB, Series A, 6.25%, 10/01/23(c)	490	519,723
Washington Township Health Care District, GO, Series B, Election 2004, 5.50%, 08/01/40	830	868,402

		73,449,793

Colorado — 2.1%
Arapahoe County School District No.6 Littleton, GO, Series A, (SAW), 5.50%, 12/01/43	1,915	2,185,316
Centerra Metropolitan District No.1, TA, 5.00%, 12/01/47(b)	250	237,658
City & County of Denver Colorado Airport System Revenue, ARB
Series B, 5.25%, 11/15/32	1,750	1,819,520
Series A, AMT, 5.50%, 11/15/28	500	521,035
Series A, AMT, 5.50%, 11/15/30	225	234,274
Series A, AMT, 5.50%, 11/15/31	270	281,014
City & County of Denver Colorado, RB, CAB, Series A-2, 0.00%, 08/01/38(d)	1,835	951,321
Colorado Educational & Cultural Facilities Authority, RB, 5.00%, 03/01/50(b)	320	327,495
Colorado Educational & Cultural Facilities Authority, Refunding RB, Class A, 5.00%, 10/01/59(b)	425	426,396
Colorado Health Facilities Authority, Refunding RB, Series A, 4.00%, 08/01/44	1,945	1,908,936
Denver Convention Center Hotel Authority, Refunding RB, 5.00%, 12/01/40	1,325	1,371,945
Denver International Business Center Metropolitan District No.1, GO, Series A, 4.00%, 12/01/48	495	484,121
Haskins Station Metropolitan District, GO, Series A, 5.00%, 12/01/39	650	640,231
State of Colorado, COP, BAB, Series O, 4.00%, 03/15/44	1,405	1,420,971

		12,810,233

Connecticut — 0.7%
State of Connecticut Special Tax Revenue, RB
Series A, 4.00%, 05/01/36	365	381,897
Series A, 4.00%, 05/01/39	230	237,808
State of Connecticut, GO, Series A, 4.00%, 01/15/38	3,435	3,530,895

		4,150,600

Delaware — 0.2%
Delaware Transportation Authority, RB, 5.00%, 06/01/55	1,260	1,326,020

District of Columbia — 3.1%
District of Columbia Housing Finance Agency, RB, M/F Housing, Series B-1, (FHA), 2.55%, 03/01/42	1,120	911,841

Security	Par (000)	Value

District of Columbia (continued)
District of Columbia Tobacco Settlement Financing Corp., Refunding RB, 6.75%, 05/15/40	$11,500	$11,841,182
District of Columbia, Refunding RB
5.00%, 04/01/35	465	500,158
Series A, 6.00%, 07/01/23(c)	820	858,952
Catholic Health Services, 5.00%, 10/01/48	2,525	2,727,818
District of Columbia, TA, 5.13%, 06/01/41	690	691,748
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Refunding RB, Series B, Subordinate, 4.00%, 10/01/49	1,995	1,884,144

		19,415,843

Florida — 6.3%
Brevard County Health Facilities Authority, Refunding RB, Series A, 5.00%, 04/01/52	3,310	3,641,616
Capital Projects Finance Authority, Refunding RB
Series A-1, 5.00%, 10/01/32	215	231,710
Series A-1, 5.00%, 10/01/33	240	257,560
Series A-1, 5.00%, 10/01/34	240	257,043
Series A-1, 5.00%, 10/01/35	80	85,469
Capital Trust Agency, Inc., RB
Series A, 5.00%, 06/01/45(b)	190	176,974
Series A, 5.00%, 12/15/49	140	142,676
Series A, 5.00%, 12/15/54	125	127,387
Series A, 5.50%, 06/01/57(b)	100	95,372
Celebration Pointe Community Development District, SAB(b)
5.00%, 05/01/32	215	221,306
5.00%, 05/01/48	530	537,957
Collier County Health Facilities Authority, Refunding RB, Series A, 5.00%, 05/01/45	1,450	1,494,928
County of Broward Florida Airport System Revenue, ARB
Series A, AMT, 5.00%, 10/01/45	575	598,165
Series A, AMT, 4.00%, 10/01/49	330	317,840
County of Miami-Dade Florida Aviation Revenue, Refunding RB
Series A, 4.00%, 10/01/37	355	359,786
Series A, 4.00%, 10/01/38	355	359,225
Series A, 4.00%, 10/01/39	265	267,411
Series A, AMT, 5.00%, 10/01/22(c)	2,165	2,189,954
County of Miami-Dade Florida Water & Sewer System Revenue, Refunding RB, Series B, 5.25%, 10/01/23(c)	500	523,305
County of Miami-Dade Seaport Department, ARB(c)
Series A, 5.50%, 10/01/23	2,125	2,230,164
Series A, 6.00%, 10/01/23	7,515	7,936,336
Series B, AMT, 6.00%, 10/01/23	1,775	1,870,888
Series B, AMT, 6.25%, 10/01/23	310	327,578
County of Miami-Dade Seaport Department, Refunding RB, Series D, AMT, 6.00%, 10/01/23(c)	735	774,275
County of Osceola Florida Transportation Revenue, Refunding RB, CAB(d)
Series A-2, 0.00%, 10/01/46	1,665	534,107
Series A-2, 0.00%, 10/01/47	1,610	491,031
Series A-2, 0.00%, 10/01/48	1,135	328,725
Series A-2, 0.00%, 10/01/49	935	257,567
Florida Development Finance Corp., RB
Series A, 5.00%, 06/15/40	240	250,052
Series A, 5.00%, 06/15/50	795	820,771
Series A, 5.00%, 06/15/55	475	490,200

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) May 31, 2022	BlackRock Municipal Income Trust II (BLE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
Florida Development Finance Corp., RB (continued)
AMT, 5.00%, 05/01/29(b)	$180	$176,874
Series A, AMT, 5.00%, 08/01/29(a)(b)	100	100,013
Florida Development Finance Corp., Refunding RB, Series C, 5.00%, 09/15/50(b)	105	108,544
Hillsborough County Aviation Authority, Refunding RB, Sub-Series A, AMT, 5.50%, 10/01/23(c)	1,170	1,224,872
Jacksonville Port Authority, Refunding ARB, AMT, 5.00%, 11/01/22(c)	1,665	1,687,641
Lakewood Ranch Stewardship District, SAB
5.25%, 05/01/37	180	187,165
5.38%, 05/01/47	185	191,447
Lee County Housing Finance Authority, RB, S/F Housing, Series A-2, AMT, (FHLMC, FNMA, GNMA), 6.00%, 09/01/40	25	25,057
Miami Beach Health Facilities Authority, RB, 3.00%, 11/15/51	525	406,634
Orange County Health Facilities Authority, Refunding RB, 5.00%, 08/01/41	1,000	1,058,688
Osceola Chain Lakes Community Development District, SAB
4.00%, 05/01/40	270	258,811
4.00%, 05/01/50	260	238,327
Reedy Creek Improvement District, GO, Series A, 5.25%, 06/01/23(c)	1,585	1,641,247
Sarasota County Florida Utility System Revenue, RB, Series A, 5.00%, 10/01/50	715	786,195
Stevens Plantation Community Development District, SAB, Series A, 7.10%, 05/01/35(e)(f)	1,670	1,057,991
Volusia County Educational Facility Authority, Refunding RB, 5.00%, 10/15/49	1,930	2,106,066

		39,452,950

Georgia — 3.8%
Gainesville & Hall County Hospital Authority, Refunding RB, Series A, (GTD), 5.50%, 02/15/25(c)	715	781,591
Georgia Housing & Finance Authority, RB, S/F Housing, Series B, 2.50%, 06/01/50	795	619,966
Main Street Natural Gas, Inc., RB
Series A, 5.00%, 05/15/35	540	590,905
Series A, 5.00%, 05/15/36	540	592,230
Series A, 5.00%, 05/15/37	595	654,103
Series A, 5.00%, 05/15/38	325	358,202
Series A, 5.00%, 05/15/49	7,195	8,178,348
Series C, 4.00%, 05/01/52(a)	1,155	1,182,604
Series C, RB, 4.00%, 03/01/50(a)	2,755	2,800,361
Municipal Electric Authority of Georgia, RB
4.00%, 01/01/49	3,585	3,479,215
4.00%, 01/01/59	3,525	3,375,491
Municipal Electric Authority of Georgia, Refunding RB, Sub-Series A, 4.00%, 01/01/49	1,360	1,328,746

		23,941,762

Hawaii — 0.3%
State of Hawaii Airports System Revenue, ARB, Series A, AMT, 5.00%, 07/01/45	1,000	1,036,012

Security	Par (000)	Value

Hawaii (continued)
State of Hawaii Airports System Revenue, ARB COP
AMT, 5.25%, 08/01/25	$250	$258,560
AMT, 5.25%, 08/01/26	810	836,785

		2,131,357

Idaho — 1.8%
Idaho Health Facilities Authority, RB
4.00%, 12/01/43	605	608,582
Series 2017, 5.00%, 12/01/46	805	857,943
Idaho Health Facilities Authority, Refunding RB, 3.00%, 03/01/51	2,845	2,289,215
Idaho Housing & Finance Association, RB
5.00%, 08/15/41	1,725	1,998,366
5.00%, 08/15/42	685	793,132
5.00%, 08/15/47	1,760	2,021,701
Idaho Housing & Finance Association, Refunding RB
(GTD), 4.00%, 05/01/42	1,400	1,363,907
(GTD), 4.00%, 05/01/52	1,095	1,039,325

		10,972,171

Illinois — 10.3%
Chicago Board of Education, GO
Series A, 5.00%, 12/01/37	405	421,171
Series A, 5.00%, 12/01/38	200	207,531
Series A, 5.00%, 12/01/39	410	424,600
Series A, 5.00%, 12/01/47	210	214,057
Series C, 5.25%, 12/01/35	2,790	2,851,416
Series D, 5.00%, 12/01/46	3,605	3,669,322
Series H, 5.00%, 12/01/36	495	510,637
Series H, 5.00%, 12/01/46	215	218,617
Chicago Board of Education, Refunding GO
Series C, 5.00%, 12/01/25	1,215	1,278,756
Series D, 5.00%, 12/01/27	1,600	1,700,034
Series D, 5.00%, 12/01/31	150	156,338
Series F, 5.00%, 12/01/23	290	298,062
Series G, 5.00%, 12/01/34	710	735,280
Series G, 5.00%, 12/01/44	150	154,496
Chicago Midway International Airport, Refunding ARB, Series A, 2nd Lien, AMT, 5.00%, 01/01/41	1,010	1,029,624
Chicago O’Hare International Airport, Refunding ARB, Series A, Senior Lien, 4.00%, 01/01/36	1,035	1,053,190
Chicago Transit Authority Sales Tax Receipts Fund, Refunding RB, Series A, 2nd Lien, 4.00%, 12/01/49	2,210	2,214,427
City of Chicago Illinois Wastewater Transmission Revenue, RB, 2nd Lien, 5.00%, 01/01/42	1,375	1,377,527
City of Chicago Illinois Waterworks Revenue, Refunding RB, 2nd Lien, 5.00%, 11/01/42	500	502,574
Cook County Community College District No. 508, GO
5.50%, 12/01/38	2,670	2,747,585
5.25%, 12/01/43	3,850	3,930,969
Illinois Finance Authority, RB, Series A, 5.00%, 02/15/37	480	499,239
Illinois Finance Authority, Refunding RB
Series A, 4.00%, 05/15/50	600	580,903
Series C, 5.00%, 02/15/41	1,600	1,699,582
Illinois State Toll Highway Authority, RB
Series A, 5.00%, 01/01/45	1,420	1,587,037
Series A, 4.00%, 01/01/46	2,110	2,123,654
Series C, 5.00%, 01/01/37	3,005	3,172,156

3

Schedule of Investments (unaudited) (continued) May 31, 2022	BlackRock Municipal Income Trust II (BLE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Illinois (continued)
Metropolitan Pier & Exposition Authority, RB
Series A, 5.50%, 06/15/53	$280	$289,589
Series A, 5.00%, 06/15/57	2,745	2,912,991
Metropolitan Pier & Exposition Authority, RB, CAB, (BAM-TCRS), 0.00%, 12/15/56(d)	2,165	480,663
Metropolitan Pier & Exposition Authority, Refunding RB
4.00%, 06/15/50	635	614,470
Series B, (AGM), 0.00%, 06/15/44(d)	2,980	1,117,461
Metropolitan Pier & Exposition Authority, Refunding RB, CAB(d)
Series B, (AGM), 0.00%, 06/15/43	5,700	2,244,358
Series B, 0.00%, 12/15/54	3,020	663,376
State of Illinois, GO
5.25%, 02/01/31	730	758,261
5.25%, 02/01/32	2,500	2,595,553
5.50%, 07/01/33	3,000	3,084,885
5.00%, 03/01/37	455	455,672
5.50%, 07/01/38	620	635,243
5.00%, 02/01/39	1,640	1,664,656
Series A, 5.00%, 04/01/35	3,500	3,542,336
Series A, 5.00%, 04/01/38	5,020	5,058,845
Series D, 5.00%, 11/01/28	505	545,362
State of Illinois, GO, BAB, Series C, 4.00%, 11/01/43	440	406,358
State of Illinois, Refunding GO, Series B, 5.00%, 10/01/27	180	196,208
University of Illinois, RB, Series A, 5.00%, 04/01/44	1,360	1,398,396

		64,023,467

Indiana — 1.9%
City of Valparaiso Indiana, RB
AMT, 6.75%, 01/01/34	1,090	1,160,962
AMT, 7.00%, 01/01/44	4,625	4,931,180
Indiana Finance Authority, RB(c)
Series A, AMT, 5.00%, 07/01/23	3,075	3,175,885
Series A, AMT, 5.25%, 07/01/23	560	579,235
Indianapolis Local Public Improvement Bond Bank, RB, Series A, 5.00%, 01/15/40	1,780	1,809,311

		11,656,573

Iowa — 0.3%
Iowa Student Loan Liquidity Corp., Refunding RB, Series B, AMT, 3.00%, 12/01/39	2,425	2,080,509

Kansas — 0.1%
City of Lenexa Kansas, Refunding RB, Series A, 5.00%, 05/15/43	475	458,901

Kentucky — 1.3%
Kentucky Economic Development Finance Authority, RB, Series A, Catholic Health Services, 5.25%, 01/01/23(c)	1,385	1,415,032
Kentucky Economic Development Finance Authority, Refunding RB, Series B, (NPFGC), 0.00%, 10/01/24(d)	5,000	4,735,255
Kentucky Public Transportation Infrastructure Authority, RB, CAB, Series C, Convertible, 4.53%, 07/01/43(g)	1,655	1,809,147

		7,959,434

Security	Par (000)	Value

Louisiana — 0.6%
Lake Charles Harbor & Terminal District, ARB, Series B, AMT, (AGM), 5.50%, 01/01/29	$1,000	$1,049,765
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.25%, 05/15/33	1,450	1,462,064
Series A, 5.25%, 05/15/35	955	975,996

		3,487,825

Maryland — 0.4%
City of Baltimore Maryland, Refunding RB, Series A, 4.50%, 09/01/33	135	139,852
Maryland Economic Development Corp., RB, AMT, 5.25%, 06/30/47	1,550	1,640,786
Maryland Health & Higher Educational Facilities Authority, RB, Series 2017, 5.00%, 12/01/46	455	487,276

		2,267,914

Massachusetts — 2.3%
Massachusetts Development Finance Agency, RB, Series A, 5.00%, 01/01/47	1,975	2,092,596
Massachusetts Development Finance Agency, Refunding RB
5.00%, 01/01/41	525	547,055
5.00%, 01/01/45	375	388,482
Series A, 4.00%, 07/01/44	685	674,246
Massachusetts Housing Finance Agency, RB, M/F Housing, 3.10%, 06/01/60	2,645	2,144,517
Massachusetts Port Authority, ARB
Series E, AMT, 5.00%, 07/01/46	6,320	6,891,549
Series E, AMT, 5.00%, 07/01/51	1,220	1,323,134

		14,061,579

Michigan — 1.0%
City of Detroit Michigan Water Supply System Revenue, RB, Series B, 2nd Lien, (AGM), 6.25%, 07/01/36	5	5,016
Grand Traverse County Hospital Finance Authority, RB, Series A, 5.00%, 07/01/44	1,110	1,193,693
Michigan Finance Authority, Refunding RB, Series A, 4.00%, 12/01/49	895	893,021
Michigan State Housing Development Authority, RB, M/F Housing, Series A, 2.70%, 10/01/56	1,890	1,369,983
Michigan State University, Refunding RB, Series B, 5.00%, 02/15/48	1,100	1,204,873
Michigan Strategic Fund, RB, AMT, 5.00%, 06/30/48	1,680	1,726,689

		6,393,275

Minnesota — 2.4%
City of Minneapolis Minnesota, Refunding RB, Series A, 5.00%, 11/15/49	1,790	1,891,969
Duluth Economic Development Authority, Refunding RB
Series A, 4.25%, 02/15/48	7,760	7,820,171
Series A, 5.25%, 02/15/53	2,230	2,371,730
Series A, 5.25%, 02/15/58	1,435	1,526,607
Minnesota Higher Education Facilities Authority, RB, Series A, 5.00%, 10/01/47(h)	1,495	1,615,928

		15,226,405

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) May 31, 2022	BlackRock Municipal Income Trust II (BLE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mississippi — 0.2%
Mississippi Development Bank, RB, (AGM), 6.88%, 12/01/40	$1,190	$1,260,470
Mississippi State University Educational Building Corp., Refunding RB, 5.25%, 08/01/23(c)	260	270,861

		1,531,331

Missouri — 2.2%
370/Missouri Bottom Road/Taussig Road Transportation Development District, RB, 7.20%, 05/01/33(e)(f)	6,000	1,800,000
Health & Educational Facilities Authority of the State of Missouri, RB, 4.00%, 06/01/53	3,180	3,173,516
Health & Educational Facilities Authority of the State of Missouri, Refunding RB
5.50%, 05/01/43	345	355,366
Series A, 4.00%, 07/01/40	1,830	1,854,008
Series A, 4.00%, 07/01/46	655	640,460
Kansas City Industrial Development Authority, ARB
AMT, (AGM), 4.00%, 03/01/57	975	948,243
RB, AMT, 5.00%, 03/01/54	3,435	3,638,088
Missouri Housing Development Commission, RB, S/F Housing
(FHLMC, FNMA, GNMA), 2.35%, 11/01/46	430	339,188
(FHLMC, FNMA, GNMA), 2.40%, 11/01/51	445	330,118
St Louis County Industrial Development Authority, Refunding RB, 5.00%, 09/01/37	500	497,369

		13,576,356

Montana — 0.5%
City of Kalispell Montana, Refunding RB, Series A, 5.25%, 05/15/37	125	130,799
Montana State Board of Regents, Refunding RB
Series G, 3.00%, 11/15/43	1,020	913,196
Series G, 4.00%, 11/15/46	2,250	2,339,595

		3,383,590

Nebraska — 0.5%
Central Plains Energy Project, RB
5.25%, 09/01/37	1,155	1,165,110
5.00%, 09/01/42	2,025	2,039,361

		3,204,471

New Hampshire(b) — 0.6%
New Hampshire Business Finance Authority, Refunding RB
Series A, 3.63%, 07/01/43(a)	170	149,411
Series B, 4.63%, 11/01/42	2,350	2,318,562
Series B, AMT, 3.75%, 07/01/45(a)	270	238,067
Series C, AMT, 4.88%, 11/01/42	1,260	1,261,872

		3,967,912

New Jersey — 13.8%
Casino Reinvestment Development Authority, Inc., Refunding RB
5.25%, 11/01/39	2,390	2,495,996
5.25%, 11/01/44	2,250	2,339,536
Hudson County Improvement Authority, RB, 4.00%, 10/01/46	1,830	1,814,396
Middlesex County Improvement Authority, RB, Series B, 6.25%, 01/01/37(e)(f)	645	12,900
New Jersey Economic Development Authority, RB
4.00%, 11/01/38	560	558,779
4.00%, 11/01/39	450	446,505

Security	Par (000)	Value

New Jersey (continued)
New Jersey Economic Development Authority, RB (continued)
5.00%, 06/15/49	$2,535	$2,685,632
Series EEE, 5.00%, 06/15/43	3,710	3,955,743
Series EEE, 5.00%, 06/15/48	4,020	4,239,311
AMT, 5.13%, 09/15/23	1,705	1,725,944
AMT, (AGM), 5.00%, 01/01/31	530	551,481
AMT, 5.38%, 01/01/43	1,500	1,533,913
New Jersey Economic Development Authority, Refunding ARB, AMT, 5.00%, 10/01/47	1,570	1,642,908
New Jersey Economic Development Authority, Refunding RB, Series BBB, 5.50%, 12/15/26(c)	775	889,159
New Jersey Economic Development Authority, Refunding SAB
6.50%, 04/01/28	7,187	7,595,102
5.75%, 04/01/31	705	704,283
New Jersey Health Care Facilities Financing Authority, RB, 3.00%, 07/01/51	4,980	4,065,632
New Jersey Higher Education Student Assistance Authority, Refunding RB
Sub-Series C, AMT, 3.63%, 12/01/49	665	540,218
Series C, AMT, Subordinate, 4.25%, 12/01/50	1,810	1,726,747
New Jersey Housing & Mortgage Finance Agency, Refunding RB, M/F Housing, Series A, (HUD SECT 8), 2.30%, 11/01/40	1,150	926,680
New Jersey Transportation Trust Fund Authority, RB
Series A, 5.00%, 06/15/28	500	541,724
Series AA, 5.50%, 06/15/39	3,845	3,922,396
Series AA, 5.00%, 06/15/44	2,085	2,115,619
Series AA, 4.00%, 06/15/45	855	856,737
Series AA, 5.00%, 06/15/45	415	427,438
Series BB, 4.00%, 06/15/50	1,645	1,565,038
Series BB, 5.00%, 06/15/50	5,395	5,729,846
Series S, 5.25%, 06/15/43	1,145	1,229,316
Series S, 5.00%, 06/15/46	2,930	3,107,362
New Jersey Turnpike Authority, RB
Series A, 4.00%, 01/01/42	800	823,985
Series A, 4.00%, 01/01/48	1,190	1,216,574
Series E, 5.00%, 01/01/45	2,810	2,942,042
Rutgers The State University of New Jersey, Refunding RB, Series L, 5.00%, 05/01/23(c)	735	758,122
State of New Jersey, GO, Series A, 4.00%, 06/01/31	620	670,755
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/35	1,605	1,693,806
Series A, 5.25%, 06/01/46	4,415	4,745,030
Sub-Series B, 5.00%, 06/01/46	12,780	13,072,023

		85,868,678

New Mexico — 0.0%
City of Santa Fe New Mexico, RB, Series A, 5.00%, 05/15/44	100	93,120

New York — 17.7%
Buffalo & Erie County Industrial Land Development Corp., Refunding RB, Series A, 5.00%, 06/01/35	500	524,529
City of New York, GO
Series A -1, 4.00%, 08/01/50	4,730	4,841,330
Series C, 5.00%, 08/01/42	1,870	2,119,206
Series D-1, 4.00%, 03/01/44	515	530,522
Metropolitan Transportation Authority, RB
Series B, 5.25%, 11/15/38	3,305	3,408,549
Series B, 5.25%, 11/15/39	910	938,493

5

Schedule of Investments (unaudited) (continued) May 31, 2022	BlackRock Municipal Income Trust II (BLE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Metropolitan Transportation Authority, RB (continued) Series C, 4.00%, 11/15/33	$100	$100,222
Metropolitan Transportation Authority, Refunding RB
Series B, 5.00%, 11/15/22	400	405,535
Series C-1, 5.00%, 11/15/25	100	107,018
Series C-1, 5.00%, 11/15/26	65	70,524
Series C-1, 4.75%, 11/15/45	6,795	7,087,518
Series C-1, 5.00%, 11/15/50	575	608,593
Series C-1, 5.25%, 11/15/55	845	907,368
Monroe County Industrial Development Corp., Refunding RB
4.00%, 12/01/46	1,090	1,009,478
Series A, 4.00%, 07/01/50	1,175	1,175,332
New York City Housing Development Corp., RB, M/F Housing
Series A, 3.00%, 11/01/55	3,375	2,729,875
Series C-1A, 4.20%, 11/01/44	3,000	3,004,833
Series H, 2.55%, 11/01/45	925	740,452
New York City Housing Development Corp., Refunding RB, M/F Housing, Series D-1-B, (FHA), 2.50%, 11/01/55	1,500	1,076,574
New York City Industrial Development Agency, Refunding RB
(AGM), 3.00%, 03/01/49	2,060	1,633,141
3.00%, 03/01/49	1,645	1,276,301
Series A, Class A, (AGM), 3.00%, 01/01/37	235	209,069
Series A, Class A, (AGM), 3.00%, 01/01/39	235	206,417
Series A, Class A, (AGM), 3.00%, 01/01/40	165	143,806
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
3.00%, 05/01/46	3,020	2,595,053
Sub-Series B-1, 4.00%, 11/01/45	5,000	5,083,080
Sub-Series E-1, 5.00%, 02/01/42	925	926,955
Series C, Subordinate, 4.00%, 05/01/45	1,200	1,233,910
Series F-1, Subordinate, 4.00%, 02/01/51	3,095	3,176,101
Series F-1, Subordinate, 5.00%, 02/01/51	4,185	4,739,667
Sub-Series C-1, Subordinate, 4.00%, 05/01/40	480	502,046
New York Counties Tobacco Trust IV, Refunding RB, Series A, 6.25%, 06/01/41(b)	3,300	3,316,500
New York Liberty Development Corp., Refunding RB
Series 1, Class 1, 5.00%, 11/15/44(b)	6,110	6,179,043
Series 2, Class 2, 5.15%, 11/15/34(b)	470	479,615
Series 2, Class 2, 5.38%, 11/15/40(b)	1,175	1,205,165
Series A, 2.88%, 11/15/46	5,210	4,045,247
Series-A, 3.00%, 11/15/51	1,190	974,854
New York Power Authority, Refunding RB, Series A, 4.00%, 11/15/60	1,225	1,233,895
New York State Dormitory Authority, Refunding RB
Series A, 5.00%, 03/15/45	1,530	1,686,432
Series A, 4.00%, 03/15/46	2,100	2,164,936
Series A, 4.00%, 03/15/47	6,650	6,863,299
New York State Environmental Facilities Corp., RB, Series B, Subordinate, 5.00%, 06/15/48	1,945	2,157,186
New York State Housing Finance Agency, RB, M/F Housing, Series G, (SONYMA), 2.60%, 11/01/46	2,205	1,721,479
New York State Thruway Authority, Refunding RB, Series B, Subordinate, 4.00%, 01/01/45	3,110	3,163,710
New York State Urban Development Corp., RB, Series A, 3.00%, 03/15/50	1,420	1,258,221

Security	Par (000)	Value

New York (continued)
New York Transportation Development Corp., ARB
AMT, 5.00%, 12/01/39	$2,250	$2,448,234
Series A, AMT, 5.25%, 01/01/50	1,600	1,631,568
New York Transportation Development Corp., RB
AMT, 5.00%, 10/01/35	640	660,951
AMT, 5.00%, 10/01/40	1,825	1,893,012
AMT, 4.00%, 04/30/53	425	382,588
Port Authority of New York & New Jersey, ARB
4.00%, 09/01/45	2,500	2,532,835
4.00%, 09/01/49	1,500	1,518,927
Series 221, AMT, 4.00%, 07/15/55	1,410	1,410,592
Port Authority of New York & New Jersey, Refunding ARB, Series 223, AMT, 4.00%, 07/15/46	1,500	1,489,314
State of New York Mortgage Agency, RB, S/F Housing, Series 239, (SONYMA), 2.60%, 10/01/44	2,145	1,712,218
Triborough Bridge & Tunnel Authority, RB
Series A, 5.00%, 11/15/49	945	1,056,896
Series A, 4.00%, 11/15/54	1,085	1,099,678
Series A, 5.00%, 11/15/56	1,640	1,819,854
Westchester County Healthcare Corp., RB, Series A, Senior Lien, 5.00%, 11/01/44	1,000	1,031,565
Westchester Tobacco Asset Securitization Corp., Refunding RB, Sub-Series C, 4.00%, 06/01/42	210	213,584

		110,462,895

North Carolina — 0.7%
County of Union North Carolina Enterprise System Revenue, RB, 3.00%, 06/01/51	2,255	1,886,966
North Carolina Medical Care Commission, RB
Series A, 4.00%, 10/01/40	125	116,588
Series A, 5.00%, 10/01/40	190	200,839
Series A, 4.00%, 10/01/45	565	518,546
Series A, 5.00%, 10/01/45	340	358,217
Series A, 4.00%, 10/01/50	145	128,430
Series A, 5.00%, 10/01/50	380	398,498
University of North Carolina at Chapel Hill, RB, 5.00%, 02/01/49	590	697,947

		4,306,031

North Dakota — 0.2%
County of Cass North Dakota, Refunding RB, Series B, 5.25%, 02/15/58	1,035	1,112,816

Ohio — 3.3%
Buckeye Tobacco Settlement Financing Authority, Refunding RB
Series A-2, Class 1, 4.00%, 06/01/37	315	315,154
Series A-2, Class 1, 4.00%, 06/01/38	315	314,348
Series A-2, Class 1, 4.00%, 06/01/39	315	313,409
Series A-2, Class 1, 4.00%, 06/01/48	825	797,694
Series B-2, Class 2, 5.00%, 06/01/55	8,165	8,288,618
County of Allen Ohio Hospital Facilities Revenue, Refunding RB, Series A, 4.00%, 11/01/44	450	451,275
County of Franklin Ohio, RB
Series 2017, 5.00%, 12/01/46	435	465,297
Series A, 6.13%, 07/01/22(c)	920	923,729
Series A, 4.00%, 12/01/44	555	556,209
County of Hamilton Ohio, Refunding RB
4.00%, 08/15/50	2,415	2,418,753
Series A, 3.75%, 08/15/50	1,155	1,110,722
Ohio Air Quality Development Authority, RB, AMT, 5.00%, 07/01/49(b)	960	972,064

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) May 31, 2022	BlackRock Municipal Income Trust II (BLE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Ohio (continued)
Ohio Turnpike & Infrastructure Commission, RB, Series A-1, Junior Lien, 5.25%, 02/15/31	$2,885	$2,956,179
State of Ohio, RB, AMT, 5.00%, 06/30/53	870	885,605

		20,769,056

Oklahoma — 1.4%
Norman Regional Hospital Authority, Refunding RB, 5.00%, 09/01/37	400	420,118
Oklahoma Development Finance Authority, RB,
Series B, 5.25%, 08/15/48	2,225	2,257,056
Oklahoma Turnpike Authority, RB
Series A, 4.00%, 01/01/48	2,230	2,250,146
Series C, 4.00%, 01/01/42	2,120	2,155,879
Tulsa County Industrial Authority, Refunding RB, 5.25%, 11/15/45	1,435	1,498,737

		8,581,936

Oregon — 0.7%
Clackamas County School District No.12 North Clackamas, GO, CAB, Series A, (GTD), 0.00%, 06/15/38(d)	1,445	743,963
Multnomah & Clackamas Counties School District No.10JT Gresham-Barlow, GO, CAB, Series A, (GTD), 0.00%, 06/15/38(d)	470	251,596
Oregon State Facilities Authority, Refunding RB, Series A, 4.13%, 06/01/52	960	960,658
Port of Portland Oregon Airport Revenue, Refunding ARB, Series 27-A, AMT, 5.00%, 07/01/45	1,980	2,158,837

		4,115,054

Pennsylvania — 3.8%
Allentown Neighborhood Improvement Zone Development Authority, RB(b)
5.00%, 05/01/42	420	436,020
Subordinate, 5.00%, 05/01/28	70	77,592
Subordinate, 5.13%, 05/01/32	100	109,808
Subordinate, 5.38%, 05/01/42	145	158,526
Bristol Township School District, GO, (SAW), 5.25%, 06/01/23(c)	1,530	1,583,610
Hospitals & Higher Education Facilities Authority of Philadelphia, RB, Series A, 5.63%, 07/01/42	885	887,693
Montgomery County Higher Education and Health Authority, Refunding RB
4.00%, 09/01/49	2,765	2,710,101
4.00%, 09/01/51	2,260	2,194,340
Class B, 4.00%, 05/01/56	1,505	1,478,860
Series A, 5.00%, 09/01/43	1,350	1,460,646
Series A, 4.00%, 09/01/49	615	618,389
Pennsylvania Economic Development Financing Authority, RB, AMT, 5.00%, 06/30/42	3,680	3,838,737
Pennsylvania Economic Development Financing Authority, Refunding RB, AMT, 5.50%, 11/01/44	480	490,522
Pennsylvania Higher Educational Facilities Authority, RB
4.00%, 08/15/44	1,150	1,160,956
4.00%, 08/15/49	2,545	2,552,625
Pennsylvania Turnpike Commission, RB
Series A, 5.00%, 12/01/44	1,535	1,589,325

Security	Par (000)	Value

Pennsylvania (continued)
Pennsylvania Turnpike Commission, RB (continued)
Series A, Subordinate, 4.00%, 12/01/45	$435	$428,314
Series A, Subordinate, 4.00%, 12/01/46	2,065	2,031,663

		23,807,727

Puerto Rico — 6.3%
Children’s Trust Fund, Refunding RB
5.50%, 05/15/39	715	726,255
5.63%, 05/15/43	1,755	1,786,227
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Refunding RB
Series A, Senior Lien, 5.00%, 07/01/33	4,655	4,664,920
Series A, Senior Lien, 5.13%, 07/01/37	1,335	1,337,738
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	5,224	5,245,680
Series A-1, Restructured, 5.00%, 07/01/58	15,367	15,623,936
Series A-2, Restructured, 4.33%, 07/01/40	2,333	2,325,779
Series A-2, Restructured, 4.78%, 07/01/58	3,256	3,275,308
Series B-1, Restructured, 4.75%, 07/01/53	164	165,054
Series B-2, Restructured, 4.78%, 07/01/58	159	159,913
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(d)	12,023	3,605,698

		38,916,508

Rhode Island — 2.2%
Rhode Island Student Loan Authority, RB, Series A, AMT, 3.63%, 12/01/37	260	231,751
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/35	1,690	1,748,239
Series A, 5.00%, 06/01/40	950	987,037
Series B, 4.50%, 06/01/45	5,685	5,836,158
Series B, 5.00%, 06/01/50	4,880	5,095,213

		13,898,398

South Carolina — 5.6%
Charleston County Airport District, ARB
Series A, AMT, 5.50%, 07/01/26	1,810	1,871,862
Series A, AMT, 6.00%, 07/01/38	1,155	1,195,879
Series A, AMT, 5.50%, 07/01/41	1,000	1,029,405
County of Charleston South Carolina, ARB, 5.25%, 12/01/23(c)	3,295	3,462,119
South Carolina Jobs-Economic Development Authority, RB(b)
5.00%, 01/01/40	385	371,452
5.00%, 01/01/55	335	307,713
South Carolina Jobs-Economic Development Authority, Refunding RB
5.00%, 02/01/38	2,710	2,819,674
Series A, 5.00%, 05/01/43	2,430	2,645,274
Series A, 5.00%, 05/01/48	4,620	4,998,808
South Carolina Ports Authority, ARB, AMT, 5.25%, 07/01/25(c)	1,085	1,181,030
South Carolina Public Service Authority, RB
Series A, 5.50%, 12/01/54	4,810	4,970,197
Series E, 5.50%, 12/01/53	2,040	2,098,774
South Carolina Public Service Authority, Refunding RB
Series A, 5.00%, 12/01/50	1,755	1,819,881
Series A, 5.00%, 12/01/55	465	482,129

7

Schedule of Investments (unaudited) (continued) May 31, 2022	BlackRock Municipal Income Trust II (BLE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

South Carolina (continued)
South Carolina Public Service Authority, Refunding RB (continued)
Series C, 5.00%, 12/01/46	$1,795	$1,850,699
Series E, 5.25%, 12/01/55	3,750	3,941,527

		35,046,423

South Dakota — 0.2%
South Dakota Health & Educational Facilities Authority, Refunding RB, Series A, 4.00%, 09/01/50	1,295	1,299,412

Tennessee — 2.4%
Chattanooga Health Educational & Housing Facility Board, RB, Series A, Catholic Health Services, 5.25%, 01/01/23(c)	1,910	1,952,803
Chattanooga Health Educational & Housing Facility Board, Refunding RB, Series A, 4.00%, 08/01/44	170	166,998
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, RB, Series A, 5.00%, 07/01/40	740	781,834
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Refunding RB
Series A, 4.00%, 10/01/49	445	430,631
Series A, 5.25%, 10/01/58	3,840	4,191,959
Tennessee Energy Acquisition Corp., RB, Series A, 5.00%, 05/01/52(a)	6,475	7,127,952

		14,652,177

Texas — 8.3%
Brazos Higher Education Authority, Inc., RB, Series 1B, AMT, Subordinate, 3.00%, 04/01/40	380	298,406
Central Texas Regional Mobility Authority, RB, Series E, Senior Lien, 4.00%, 01/01/50	2,390	2,406,864
Central Texas Regional Mobility Authority, Refunding RB, Sub Lien, 5.00%, 01/01/23(c)	505	515,920
City of Austin Texas Airport System Revenue, ARB, AMT, 5.00%, 11/15/39	665	682,382
City of Beaumont Texas, GO, 5.25%, 03/01/23(c)	2,070	2,130,417
City of Houston Texas Airport System Revenue, RB, Series A, AMT, 6.63%, 07/15/38	150	150,116
City of Houston Texas Airport System Revenue, Refunding ARB, AMT, 5.00%, 07/15/27	100	103,095
City of Houston Texas Airport System Revenue, Refunding RB
AMT, 5.00%, 07/01/29	595	589,077
Series A, AMT, 5.00%, 07/01/27	100	103,038
City of San Antonio Texas Electric & Gas Systems Revenue, Refunding RB, Series A, 5.00%, 02/01/48	1,260	1,405,969
Clifton Higher Education Finance Corp., RB, 6.00%, 08/15/43	230	239,576
Dallas Fort Worth International Airport, Refunding RB, Series E, AMT, 5.50%, 11/01/27	2,500	2,607,575
Harris County Cultural Education Facilities Finance Corp., RB, Series B, 7.00%, 01/01/23(c)	630	651,312
Harris County-Houston Sports Authority, Refunding RB(d)
Series A, 3rd Lien, (NPFGC), 0.00%, 11/15/24(c)	2,300	1,078,686
Series A, 3rd Lien, (NPFGC), 0.00%, 11/15/36	13,075	5,867,210
Harris County-Houston Sports Authority, Refunding RB, CAB, Series A, Senior Lien, (AGM NPFGC), 0.00%, 11/15/38(d)	4,750	2,114,087
Lower Colorado River Authority, Refunding RB, 5.50%, 05/15/33	730	752,996

Security	Par (000)	Value

Texas (continued)
Midland County Fresh Water Supply District No.1, RB, CAB, Series A, 0.00%, 09/15/37(d)	$10,540	$5,373,144
New Hope Cultural Education Facilities Finance Corp., RB, Series A, 5.00%, 08/15/50(b)	180	182,625
North Texas Tollway Authority, RB, CAB, Series B, 0.00%, 09/01/31(c)(d)	640	309,990
North Texas Tollway Authority, Refunding RB, 4.25%, 01/01/49	3,185	3,259,666
Red River Education Finance Corp., RB, 5.25%, 03/15/23(c)	940	968,131
San Antonio Water System, Refunding RB, Series A, Junior Lien, 5.00%, 05/15/48	1,370	1,509,050
Tarrant County Cultural Education Facilities Finance Corp., RB
4.00%, 10/01/42	510	513,633
Series B, 5.00%, 07/01/48	4,955	5,290,800
Texas City Industrial Development Corp., RB, Series 2012, 4.13%, 12/01/45	95	94,914
Texas Private Activity Bond Surface Transportation Corp., RB, AMT, Senior Lien, 5.00%, 12/31/55	975	1,017,172
Texas Transportation Commission, RB, Series A, 5.00%, 08/01/57	1,715	1,823,482
Texas Transportation Commission, RB, CAB(d)
0.00%, 08/01/40	500	218,853
0.00%, 08/01/41	2,000	828,636
0.00%, 08/01/42	2,345	921,064
Texas Water Development Board, RB, Series A, 4.00%, 10/15/49	7,600	7,867,619

		51,875,505

Utah — 0.6%
County of Utah UT, RB
Series A, 4.00%, 05/15/43	240	241,510
Series A, 3.00%, 05/15/50	1,085	928,371
Salt Lake City Corp. Airport Revenue, ARB
Series A, AMT, 5.00%, 07/01/47	995	1,052,155
Series A, AMT, 5.00%, 07/01/48	955	1,018,485
Utah Charter School Finance Authority, RB, Series A, 5.00%, 06/15/39(b)	100	100,382
Utah Charter School Finance Authority, Refunding RB, 5.00%, 06/15/40(b)	135	138,423

		3,479,326

Vermont — 0.7%
Vermont Educational & Health Buildings Financing Agency, Refunding RB
5.00%, 11/01/49	1,915	2,118,988
4.00%, 11/01/50	1,725	1,743,150
Vermont Student Assistance Corp., RB, Series A, AMT, 3.38%, 06/15/36	285	265,654

		4,127,792

Virginia — 1.6%
Ballston Quarter Community Development Authority, TA
Series A, 5.00%, 03/01/26	370	356,124
Series A, 5.13%, 03/01/31	790	685,887
Front Royal & Warren County Industrial Development Authority, RB, 4.00%, 01/01/50	865	860,267
Henrico County Economic Development Authority, Refunding RB, 4.00%, 10/01/45	305	283,859
Tobacco Settlement Financing Corp., Refunding RB, Series B-1, 5.00%, 06/01/47	1,010	1,009,960

S C H E D U L E O F I N V E S T M E N T S	8

Schedule of Investments (unaudited) (continued) May 31, 2022	BlackRock Municipal Income Trust II (BLE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Virginia (continued)
Virginia Housing Development Authority, RB, M/F Housing, Series 1, (FHLMC, FNMA, GNMA), 2.55%, 11/01/50	$1,520	$1,147,963
Virginia Small Business Financing Authority, Refunding RB
AMT, Senior Lien, 5.25%, 01/01/32	2,005	2,011,239
AMT, Senior Lien, 6.00%, 01/01/37	3,440	3,452,439

		9,807,738

Washington — 2.1%
Grant County Public Utility District No.2 Priest Rapids Hydroelectric Project, Refunding RB, Series A, 5.00%, 01/01/26(c)	2,335	2,572,383
Port of Seattle Washington, ARB
Series A, AMT, 5.00%, 05/01/43	1,615	1,681,070
Series C, AMT, 5.00%, 04/01/40	1,050	1,075,547
Washington Health Care Facilities Authority, RB, Series A, Catholic Health Services, 5.75%, 01/01/23(c)	3,160	3,241,800
Washington Health Care Facilities Authority, Refunding RB, Series A, 4.00%, 08/01/44	375	368,580
Washington State Housing Finance Commission, RB, M/F Housing, Series A-1, 3.50%, 12/20/35	1,952	1,815,230
Washington State Housing Finance Commission, Refunding RB(b)
5.00%, 01/01/43	1,000	1,066,550
5.00%, 01/01/48	1,405	1,492,543

		13,313,703

West Virginia — 0.1%
City of Martinsburg West Verginia, RB, M/F Housing, Series A-1, 4.63%, 12/01/43	570	579,389

Wisconsin — 1.4%
Public Finance Authority, RB
Series A, 5.00%, 11/15/41	205	223,817
Series A, 5.00%, 07/01/55(b)	120	121,521
Series A-1, 4.50%, 01/01/35(b)	210	194,111
AMT, 4.00%, 09/30/51	1,835	1,741,167
AMT, 4.00%, 03/31/56	1,925	1,726,338
Public Finance Authority, Refunding RB(b)
5.25%, 05/15/52	735	681,173
5.00%, 09/01/54	115	112,518
Wisconsin Health & Educational Facilities Authority, RB, 4.00%, 08/15/46	3,280	3,275,031
Wisconsin Housing & Economic Development Authority, RB, M/F Housing, Series A, 4.70%, 07/01/47	660	684,080

		8,759,756

Total Municipal Bonds — 134.5% (Cost: $850,379,665)		837,843,705

Municipal Bonds Transferred to Tender Option Bond Trusts(i)

California — 3.2%
Bay Area Toll Authority, Refunding RB, 4.00%, 04/01/42(j)	3,358	3,408,594
City of Los Angeles Department of Airports, ARB, Series B, AMT, 5.00%, 05/15/46	4,050	4,239,220

Security	Par (000)	Value

California (continued)
Fremont Union High School District, Refunding GO, Series A, 4.00%, 08/01/46	$1,839	$1,881,841
Sacramento Area Flood Control Agency, Refunding SAB
5.00%, 10/01/47	3,344	3,614,527
Series A, 5.00%, 10/01/43	4,725	5,111,214
San Diego County Regional Airport Authority, ARB, Series B, AMT, Subordinate, 4.00%, 07/01/56(j)	1,441	1,421,683

		19,677,079

Colorado — 1.2%
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Series A, AMT, 5.25%, 12/01/48(j)	2,463	2,675,060
Colorado Health Facilities Authority, Refunding RB, Series A, 4.00%, 08/01/49(j)	3,920	3,819,323
County of Adams Colorado, Refunding COP, 4.00%, 12/01/45	1,180	1,192,830

		7,687,213

Connecticut — 0.2%
Connecticut State Health & Educational Facilities Authority, Refunding RB, 5.00%, 12/01/45	1,216	1,282,551

District of Columbia — 1.5%
District of Columbia Housing Finance Agency, RB, M/F Housing, Series B-2, (FHA), 4.10%, 09/01/39	2,361	2,395,695
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Refunding RB, Series B, Subordinate, (AGM), 4.00%, 10/01/53	6,986	6,934,789

		9,330,484

Florida — 0.9%
Escambia County Health Facilities Authority, Refunding RB, 4.00%, 08/15/45(j)	5,672	5,490,856

Georgia — 1.0%
Dalton Whitfield County Joint Development Authority, RB, 4.00%, 08/15/48	4,396	4,390,322
Georgia Housing & Finance Authority, Refunding RB, Series A, 3.60%, 12/01/44	1,582	1,580,003

		5,970,325

Idaho — 0.8%
Idaho State Building Authority, RB, Series A, 4.00%, 09/01/48	4,800	4,887,288

Illinois — 1.0%
Illinois Finance Authority, Refunding RB, Series C, 4.00%, 02/15/41	1,544	1,560,884
Illinois State Toll Highway Authority, RB, Series C, 5.00%, 01/01/38	4,244	4,471,291

		6,032,175

Iowa — 0.4%
Iowa Finance Authority, Refunding RB, Series E, 4.00%, 08/15/46	2,730	2,711,385

Massachusetts — 1.4%
Commonwealth of Massachusetts Transportation Fund Revenue, RB, Series A, 4.00%, 06/01/45	2,238	2,262,845

9

Schedule of Investments (unaudited) (continued) May 31, 2022	BlackRock Municipal Income Trust II (BLE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Massachusetts (continued)
Massachusetts Development Finance Agency, Refunding RB, 5.00%, 07/01/47	$4,979	$5,262,456
Massachusetts Housing Finance Agency, Refunding RB, Series A, AMT, 4.50%, 12/01/47	1,273	1,287,646

		8,812,947

Michigan — 1.5%
Michigan Finance Authority, RB, 4.00%, 02/15/47	4,380	4,381,986
Michigan State Housing Development Authority, RB, M/F Housing, Series A, 4.15%, 10/01/53	5,000	5,020,370

		9,402,356

New York — 5.8%
City of New York, GO, Sub-Series-D1, Series D, 5.00%, 12/01/43(j)	2,380	2,634,780
New York City Housing Development Corp., Refunding RB, Series A, 4.15%, 11/01/38	5,159	5,231,935
New York City Water & Sewer System, Refunding RB, Series FF, 5.00%, 06/15/45	2,499	2,502,826
New York Power Authority, Refunding RB, Series A, 4.00%, 11/15/60	1,459	1,469,220
New York State Dormitory Authority, Refunding RB
Series A, 4.00%, 03/15/49	3,300	3,406,057
Series D, 4.00%, 02/15/47	6,576	6,740,886
New York State Thruway Authority, Refunding RB, Series B, Subordinate, 4.00%, 01/01/50	3,164	3,220,315
New York State Urban Development Corp., RB, Series A, 4.00%, 03/15/46	7,217	7,360,163
Port Authority of New York & New Jersey, Refunding ARB, 194th Series, 5.25%, 10/15/55	3,600	3,815,158

		36,381,340

North Carolina — 0.8%
North Carolina Capital Facilities Finance Agency, Refunding RB, Series B, 5.00%, 10/01/55	3,540	3,879,532
North Carolina Housing Finance Agency, RB, S/F Housing, Series 39-B, (FHLMC, FNMA, GNMA), 4.00%, 01/01/48	969	976,581

		4,856,113

Pennsylvania — 3.1%
County of Lehigh Pennsylvania, Refunding RB, Series A, 4.00%, 07/01/49(j)	7,498	7,471,079
Pennsylvania Turnpike Commission, RB, Sub-Series A, 5.50%, 12/01/42	7,078	7,628,061
Pennsylvania Turnpike Commission, Refunding RB, Sub-Series B-2, (AGM), 5.00%, 06/01/35	3,110	3,364,903
Westmoreland County Municipal Authority, Refunding RB, (BAM), 5.00%, 08/15/38	1,034	1,095,742

		19,559,785

Rhode Island — 0.9%
Rhode Island Health and Educational Building Corp., RB, Series A, 4.00%, 09/15/47	5,571	5,638,106

Texas — 1.8%
Board of Regents of the University of Texas System, Refunding RB, Series B, 5.00%, 08/15/43	4,322	4,357,191

Security	Par (000)	Value

Texas (continued)
City of San Antonio Texas Electric & Gas Systems Revenue, RB, Junior Lien, 5.00%, 02/01/43	$3,440	$3,525,125
Texas Department of Housing & Community Affairs, RB, S/F Housing
Series A, (GNMA), 3.63%, 09/01/44	2,009	1,928,876
Series A, (GNMA), 3.75%, 09/01/49	1,426	1,368,348

		11,179,540

Virginia — 2.5%
Hampton Roads Transportation Accountability Commission, RB(j)
Series A, Senior Lien, 5.50%, 07/01/57	4,553	5,341,005
Series A, Senior Lien, 4.00%, 07/01/60	5,115	5,157,923
Virginia Small Business Financing Authority, Refunding RB, Series A, 4.00%, 12/01/49	5,312	5,134,570

		15,633,498

West Virginia — 0.7%
Morgantown Utility Board, Inc., RB, Series B, 4.00%, 12/01/48(j)	4,222	4,257,531

Wisconsin — 1.5%
Wisconsin Health & Educational Facilities Authority, Refunding RB, 4.00%, 12/01/46	3,072	3,078,355
Wisconsin Housing & Economic Development Authority, RB, M/F Housing
Series A, 4.10%, 11/01/43	2,658	2,695,880
Series A, 4.45%, 05/01/57	3,322	3,369,850

		9,144,085

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 30.2% (Cost: $191,091,863)		187,934,657

Total Long-Term Investments — 164.7% (Cost: $1,041,471,528)		1,025,778,362

	Shares

Short-Term Securities

Money Market Funds — 0.3%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.55%(k)(l)	2,123,446	2,123,658

Total Short-Term Securities — 0.3% (Cost: $2,123,446)		2,123,658

Total Investments — 165.0% (Cost: $1,043,594,974)		1,027,902,020

Other Assets Less Liabilities — 1.8%		11,265,809

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (18.2)%		(113,426,920)

VMTP Shares at Liquidation Value, Net of Deferred Offering Costs — (48.6)%		(302,758,578)

Net Assets Applicable to Common Shares — 100.0%		$622,982,331

S C H E D U L E O F I N V E S T M E N T S	10

Schedule of Investments (unaudited) (continued) May 31, 2022	BlackRock Municipal Income Trust II (BLE)

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(d)	Zero-coupon bond.
(e)	Issuer filed for bankruptcy and/or is in default.
(f)	Non-income producing security.
(g)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(h)	When-issued security.
(i)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.
(j)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire between April 1, 2025 to July 1, 2029, is $25,565,359.

(k)	Affiliate of the Trust.
(l)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended May 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/22	Shares Held at 05/31/22	Income	Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds, MuniCash, Institutional Class	$15,829,553	$—	$(13,704,779	)(a)	$(1,328)	$212	$2,123,658	2,123,446	$2,933	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Short Contracts
10-Year U.S. Treasury Note	352	09/21/22	$42,026	$295,742
U.S. Long Bond	507	09/21/22	70,647	718,370
5-Year U.S. Treasury Note	327	09/30/22	36,936	85,700

				$1,099,812

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

11

Schedule of Investments (unaudited) (continued) May 31, 2022	BlackRock Municipal Income Trust II (BLE)

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$837,843,705	$—	$837,843,705
Municipal Bonds Transferred to Tender Option Bond Trusts	—	187,934,657	—	187,934,657
Short-Term Securities
Money Market Funds	2,123,658	—	—	2,123,658

	$2,123,658	$1,025,778,362	$—	$1,027,902,020

Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$1,099,812	$—	$—	$1,099,812

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Liabilities
TOB Trust Certificates	$—	$(113,265,440)	$—	$(113,265,440)
VMTP Shares at Liquidation Value	—	(302,700,000)	—	(302,700,000)

	$—	$(415,965,440)	$—	$(415,965,440)

Portfolio Abbreviation

AGM	Assured Guaranty Municipal Corp.

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

BAB	Build America Bond

BAM	Build America Mutual Assurance Co.

BAM-TCRS	Build America Mutual Assurance Co.- Transferable Custodial Receipts

CAB	Capital Appreciation Bonds

COP	Certificates of Participation

FHA	Federal Housing Administration

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

GNMA	Government National Mortgage Association

GO	General Obligation Bonds

GTD	GTD Guaranteed

HUD SECT 8	U.S. Department of Housing and Urban Development Section 8

M/F	Multi-Family

NPFGC	National Public Finance Guarantee Corp.

RB	Revenue Bond

S/F	Single-Family

SAB	Special Assessment Bonds

SAW	State Aid Withholding

Portfolio Abbreviation (continued)

SONYMA	State of New York Mortgage Agency

TA	Tax Allocation

S C H E D U L E O F I N V E S T M E N T S	12